Corporate information	6 Months Ended
Jun. 30, 2022
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Corporate information
1. Corporate information
Mereo BioPharma Group plc (the “Company” or “Mereo”) is a clinical-stage, United Kingdom (“UK”) based biopharmaceutical company focused on rare diseases and oncology.
The Company is a public limited company incorporated and domiciled in the UK, and registered in England, with shares publicly traded on the Nasdaq Global Market via American Depositary Shares (“ADSs”) under the ticker symbol MREO. The Company’s registered office is located at Fourth Floor, 1 Cavendish Place, London, W1G 0QF, United Kingdom.
These financial statements are the unaudited condensed consolidated financial statements of Mereo BioPharma Group plc and its subsidiaries for the six months ended June 30, 2022. The principal activities of the Company are the development and commercialization of innovative therapeutic pharmaceutical products.